FPA Global Equity ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AEROSPACE & DEFENSE — 3.7%
18,450	Howmet Aerospace, Inc.	$1,432,273
16,778	Safran S.A.	3,546,962
		4,979,235
	APPAREL & TEXTILE PRODUCTS — 1.6%
14,050	Cie Financiere Richemont S.A.	2,193,236
	ASSET MANAGEMENT — 0.3%
5,922	Groupe Bruxelles Lambert N.V.	422,705
	BANKING — 8.5%
103,120	Citigroup, Inc.	6,543,995
80,980	Wells Fargo & Co.	4,809,402
		11,353,397
	BEVERAGES — 4.9%
49,500	Heineken Holding N.V.	3,904,336
111,896	JDE Peet's N.V.	2,228,931
55,632	Swire Pacific Ltd. - Class A	491,559
		6,624,826
	CABLE & SATELLITE — 6.8%
9,110	Charter Communications, Inc. - Class A*	2,723,526
164,140	Comcast Corp. - Class A	6,427,722
		9,151,248
	CHEMICALS — 4.3%
60,130	International Flavors & Fragrances, Inc.	5,724,977
	COMMERCIAL SUPPORT SERVICES — 0.2%
5,348	Eurofins Scientific S.E.	266,612
53	Rentokil Initial PLC	309
		266,921
	CONSTRUCTION MATERIALS — 6.0%
90,380	Holcim AG*	8,009,411
	E-COMMERCE DISCRETIONARY — 3.8%
40,463	Alibaba Group Holding Ltd.	365,300
24,505	Amazon.com, Inc.*	4,735,591
		5,100,891
	ELECTRIC UTILITIES — 1.7%
51,910	FirstEnergy Corp.	1,986,596
16,690	PG&E Corp.	291,407
		2,278,003
	ELECTRICAL EQUIPMENT — 4.8%
42,470	TE Connectivity Ltd.	6,388,762
	ENGINEERING & CONSTRUCTION — 1.2%
16,090	Samsung C&T Corp.	1,659,847

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT CONTENT — 0.9%
66,224	Nexon Co., Ltd.	$1,224,541
	HEALTH CARE FACILITIES & SVCS — 1.3%
5,417	ICON PLC*	1,698,067
	INDUSTRIAL SUPPORT SERVICES — 2.3%
16,190	Ferguson PLC	3,135,194
	INSURANCE — 2.7%
12,508	Aon PLC - Class A	3,672,099
	INTERNET MEDIA & SERVICES — 20.2%
47,620	Alphabet, Inc. - Class A	8,673,983
31,040	Alphabet, Inc. - Class C	5,693,357
12,780	Delivery Hero S.E.*	303,161
14,970	Just Eat Takeaway.com N.V.*	180,121
14,403	Meta Platforms, Inc. - Class A	7,262,281
1,364	Netflix, Inc.*	920,536
66,760	Prosus N.V.*	2,377,978
22,050	Uber Technologies, Inc.*	1,602,594
		27,014,011
	LEISURE FACILITIES & SERVICES — 1.9%
34,134	Entain PLC	271,837
9,320	Marriott International, Inc. - Class A	2,253,297
		2,525,134
	METALS & MINING — 2.5%
579,230	Glencore PLC*	3,302,975
	OIL & GAS PRODUCERS — 1.8%
121,880	Kinder Morgan, Inc.	2,421,756
	RETAIL - DISCRETIONARY — 1.9%
35,230	CarMax, Inc.*	2,583,768
	SEMICONDUCTORS — 9.5%
32,894	Analog Devices, Inc.	7,508,384
1,288	Broadcom, Inc.	2,067,923
11,871	NXP Semiconductors N.V.	3,194,367
		12,770,674
	TECHNOLOGY HARDWARE — 1.5%
37,702	Nintendo Co., Ltd.	2,004,962
	TECHNOLOGY SERVICES — 1.5%
33,140	LG Corp.	1,940,490
	TRANSPORTATION EQUIPMENT — 1.2%
9,790	Westinghouse Air Brake Technologies Corp.	1,547,310
	TOTAL COMMON STOCKS
	(Cost $115,101,853)	129,994,440

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 2.4%
28,400	Vanguard Total World Stock ETF	$3,198,692
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,814,819)	3,198,692
	TOTAL INVESTMENTS — 99.4%
	(Cost $117,916,672)	133,193,132
	Other Assets in Excess of Liabilities — 0.6%	787,104
	TOTAL NET ASSETS — 100.0%	$133,980,236

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.